Borrowings - Schedule of Current Borrowings (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current borrowings
Current portion of Term loan	$ 149,296,134	$ 160,496,134
Non-current borrowings
Non-current portion of Term loan	990,335	1,386,469
Total borrowings	$ 150,286,469	161,882,603
Current portion of Bonds [Member]
Current borrowings
Current portion of Maturity	On demand
Current portion of Term loan	$ 148,900,000	160,100,000
Current portion of Term loan [Member]
Current borrowings
Current portion of Term loan	$ 396,134	396,134
Non-current portion of Term loan [Member]
Non-current borrowings
Non-current portion of Maturity	2028
Non-current portion of Term loan	$ 990,335	$ 1,386,469